GuidePath® Conservative Allocation Fund
Schedule of Investments (Unaudited)
December 31, 2021

Number of Shares		Value
	INVESTMENT COMPANIES - 98.90%
	Exchange Traded Funds - 70.85%
143,597	iShares 1-3 Year Treasury Bond ETF (a)	$12,283,287
183,274	iShares 7-10 Year Treasury Bond ETF (a)	21,076,510
59,315	iShares 10+ Year Investment Grade Corporate Bond ETF (a)	4,125,358
270,203	iShares Broad USD High Yield Corporate Bond ETF (a)	11,129,662
335,679	iShares Core Aggressive Allocation ETF (a)	24,444,145
362,431	iShares Core Growth Allocation ETF (a)	20,687,561
98,406	iShares Core MSCI Emerging Markets ETF	5,890,583
63,215	iShares Core MSCI Europe ETF	3,676,584
149,872	iShares Core S&P Small-Cap ETF (a)	17,161,843
179,206	iShares Core U.S. Aggregate Bond ETF	20,443,821
143,383	iShares Edge MSCI Min Vol USA ETF	11,599,685
28,042	iShares iBoxx High Yield Corporate Bond ETF (a)	2,439,934
35,309	iShares J.P. Morgan USD Emerging Markets Bond ETF	3,850,800
56,382	iShares MSCI EAFE Min Vol Factor ETF	4,328,446
115,803	iShares MSCI Switzerland ETF (a)	6,106,292
74,109	iShares TIPS Bond ETF (a)	9,574,883
230,452	iShares U.S. Credit Bond ETF	13,767,202
43,490	JPMorgan Beta Builders Canada ETF (a)	2,922,528
135,338	SPDR Bloomberg Barclays High Yield Bond ETF (a)	14,693,647
85,772	SPDR Bloomberg Barclays International Treasury Bond ETF (a)	2,424,774
376,543	SPDR Gold MiniShares Trust (a)(b)	6,845,552
379,215	Vanguard FTSE Developed Markets ETF (a)	19,362,718
31,499	Vanguard Global ex-U.S. Real Estate ETF	1,699,371
116,852	Vanguard High Dividend Yield ETF	13,100,278
65,934	Vanguard Intermediate-Term Corporate Bond ETF (a)	6,116,038
157,243	Vanguard Long-Term Treasury ETF	14,060,669
655,849	Vanguard Mortgage-Backed Securities ETF	34,655,061
43,548	Vanguard Real Estate ETF (a)	5,052,003
81,208	Vanguard S&P 500 ETF	35,452,977
25,147	Vanguard Short-Term Corporate Bond ETF	2,043,445
18,235	Vanguard Total Bond Market ETF	1,545,416
35,772	Vanguard Total International Bond ETF	1,973,184
102,976	Vanguard Value ETF	15,148,799
		369,683,056
	Mutual Funds - 28.05%
355,845	American Funds - Capital Income Builder - Class F3	24,955,429
1,218,898	American Funds - High-Income Trust - Class F3	12,822,808
1,928,467	American Funds - Multi-Sector Income Fund - Class F3	20,499,609
248,089	American Funds - Mutual Fund - Class F3	13,178,487
1,527,996	American Funds - The Bond Fund of America - Class F3	20,459,870
967,697	American Funds - The Income Fund of America - Class F3	24,995,603
219,095	American Funds - Washington Mutual Investors Fund - Class F3	13,244,288
2,725,927	Vanguard High-Yield Corporate Fund - Admiral Shares	16,219,266
		146,375,360
	Total Investment Companies (Cost $438,347,890)	516,058,416

	SHORT TERM INVESTMENTS - 0.00% (d)
	Money Market Funds - 0.00% (d)
8,076	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 0.04% (c)	8,076
	Total Short Term Investments (Cost $8,076)	8,076
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL- 25.13%
131,117,855	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 0.12% (c)	131,117,855
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $131,117,855)	131,117,855

	Total Investments (Cost $569,473,821) - 124.03%	647,184,347
	Liabilities in Excess of Other Assets - (24.03)%	(125,387,985)
	TOTAL NET ASSETS - 100.00%	$521,796,362

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of December 31, 2021.
(d)	Less than 0.01%.